UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2019

QS

GLOBAL MARKET NEUTRAL FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Market Neutral Fund for the six-month period ended March 31, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

II	QS Global Market Neutral Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended March 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.2%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on March 31, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In March 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 22.5% when the period began.

Turning to the global economy, in its April 2019 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “After strong growth in 2017 and early 2018, global economic activity slowed notably in the second half of last year, reflecting a confluence of factors affecting major economies. China’s growth declined following a combination of needed regulatory tightening to rein in shadow banking and an increase in trade tensions with the United States. The euro area economy lost more momentum than expected as consumer and business confidence weakened and car production in Germany was disrupted by the introduction of new emission standards; investment dropped in Italy as sovereign spreads widened; and external demand, especially from emerging Asia, softened. Elsewhere, natural disasters hurt activity in Japan. Trade tensions increasingly took a toll on business confidence and, so, financial market sentiment worsened, with financial conditions tightening for vulnerable emerging markets in the spring of 2018 and then in advanced economies later in the year, weighing on global demand. Conditions have eased in 2019 as the U.S. Federal Reserve signaled a more accommodative monetary policy stance and markets became more optimistic about a US–China trade deal, but they remain slightly more restrictive than in the fall [of 2018].” From a regional perspective, the IMF projects 2019 growth in the Eurozone will be 1.3%, versus 1.8% in 2018. Japan’s economy is expected to expand 1.0% in 2019, compared to 0.8% in 2018. Elsewhere, the IMF projects that overall growth in emerging market countries will decelerate to 4.4% in 2019, versus 4.5% in 2018.

QS Global Market Neutral Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiv at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)v members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. took different approaches to monetary policy during the reporting period. Looking back, in December 2018, the European Central Bank (“ECB”)vi ended its bond buying program and said that it did not anticipate raising interest rates “at least through the summer of 2019.” However, in March 2019, the ECB said it didn’t expect to raise rates “at least through the end of 2019.” In other developed countries, on August 2, 2018, the Bank of Englandvii raised rates from 0.50% to 0.75%, but has since kept rates on hold. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanviii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaix kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced choppy results and posted a negative return during the reporting period. The market fell sharply over two of the first three months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last three months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended March 31, 2019, the S&P 500 Indexx returned -1.72%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexxi, returned -1.76% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexxii, returned -1.38%, whereas small-cap stocks, as measured by the Russell 2000 Indexxiii, generated the weakest relative results, returning -8.56%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiv and Russell 3000 Valuexv

IV	QS Global Market Neutral Fund

Indices, returned -2.80% and -1.76%, respectively, during the six months ended March 31, 2019.

Q. How did the international stock market perform during the reporting period?

A. International equities also experienced periods of volatility and produced mixed results during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxvi, fell sharply during the first three months of the period. This occurred as global growth moderated, there were several geopolitical issues and the U.S. dollar generally rallied. However, developed market equities then moved higher over the last three months of the period. Supporting international equities were indications from several central banks that they would pursue accommodative monetary policies, there were hopes for a resolution to numerous trade conflicts and investors risk appetite increased. All told, the MSCI EAFE Index returned -3.81% for the six months ended March 31, 2019. Meanwhile, emerging market equities, as represented by the MSCI Emerging Markets Indexxvii gained 1.71% over the reporting period.

Performance review

For the six months ended March 31, 2019, Class A shares of QS Global Market Neutral Fund, excluding sales charges, returned -2.67%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexxviii, returned 1.17% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Average1 returned -2.06% over the same time frame.

Performance Snapshot as of March 31, 2019 (unaudited)
(excluding sales charges)	6 months
QS Global Market Neutral Fund:
Class A	-2.67%
Class C	-2.90%
Class I	-2.52%
Class IS	-2.41%
FTSE 3-Month U.S. Treasury Bill Index	1.17%
Lipper Alternative Equity Market Neutral Funds Category Average	-2.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Global Market Neutral Fund	V

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 3.42%, 4.56%, 3.20% and 3.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses, fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for Class A shares, 2.30% for Class C shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on

VI	QS Global Market Neutral Fund

the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with REITs, MLPs and investing in securities issued by other investment companies, including ETFs. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Global Market Neutral Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vi	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vii	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

viii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

ix	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

[x]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

xi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xiv

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xvi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xviii

The FTSE 3-Month U.S. Treasury Bill Index (formerly known as the Citigroup 3-Month U.S. Treasury Bill Index) is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

VIII	QS Global Market Neutral Fund

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2019 and September 30, 2018 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*

The bar graph above represents the composition of the Fund’s investments sold short as of March 31, 2019 and September 30, 2018 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Global Market Neutral Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.67%	$1,000.00	$973.30	3.66%	$18.01	Class A	5.00%	$1,000.00	$1,006.68	3.66%	$18.31
Class C	-2.90	1,000.00	971.00	4.34	21.33	Class C	5.00	1,000.00	1,003.29	4.34	21.68
Class I	-2.52	1,000.00	974.80	3.44	16.94	Class I	5.00	1,000.00	1,007.78	3.44	17.22
Class IS	-2.41	1,000.00	975.90	3.30	16.26	Class IS	5.00	1,000.00	1,008.48	3.30	16.52

2	QS Global Market Neutral Fund 2019 Semi-Annual Report

[1]	For the six months ended March 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Global Market Neutral Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Common Stocks — 93.0%
Communication Services — 5.2%
Diversified Telecommunication Services — 0.5%
Nippon Telegraph & Telephone Corp.	5,000	$212,527	(a)
Entertainment — 1.2%
Capcom Co. Ltd.	8,400	188,681	(a)
CTS Eventim AG & Co. KGaA	2,299	108,884	(a)
IMAX Corp.	8,800	199,584	*(b)
Total Entertainment		497,149
Interactive Media & Services — 1.7%
Auto Trader Group PLC	40,500	275,288	(a)
Rightmove PLC	20,000	132,953	(a)
TripAdvisor Inc.	4,800	246,960	*(b)
Total Interactive Media & Services		655,201
Media — 1.2%
CBS Corp., Class B Shares, Non Voting Shares	2,900	137,837	(b)
Pearson PLC	16,000	174,354	(a)
Sinclair Broadcast Group Inc., Class A Shares	4,000	153,920	(b)
Total Media		466,111
Wireless Telecommunication Services — 0.6%
Vodafone Group PLC	125,000	227,752	(a)
Total Communication Services		2,058,740
Consumer Discretionary — 13.7%
Auto Components — 2.0%
Cie Generale des Etablissements Michelin SCA	1,979	234,586	(a)
Magna International Inc.	4,500	219,116
Stanley Electric Co. Ltd.	7,500	202,359	(a)
TS Tech Co. Ltd.	5,400	155,957	(a)
Total Auto Components		812,018
Automobiles — 0.9%
Honda Motor Co. Ltd.	6,300	170,750	(a)
Subaru Corp.	8,300	189,722	(a)
Total Automobiles		360,472
Hotels, Restaurants & Leisure — 2.0%
Betsson AB	13,000	98,645	(a)
BJ’s Restaurants Inc.	2,500	118,200	(b)
EI Group PLC	56,000	155,378	*(a)
Evolution Gaming Group AB	1,798	141,801	(a)
Yum! Brands Inc.	2,600	259,506	(b)
Total Hotels, Restaurants & Leisure		773,530

See Notes to Financial Statements.

4	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Household Durables — 2.3%
Bellway PLC	5,363	$213,241	(a)
Berkeley Group Holdings PLC	4,324	207,903	(a)
Redrow PLC	28,417	223,049	(a)
Taylor Wimpey PLC	114,116	261,423	(a)
Total Household Durables		905,616
Internet & Direct Marketing Retail — 0.4%
Booking Holdings Inc.	100	174,491	*(b)
Leisure Products — 0.6%
Bandai Namco Holdings	4,800	225,293	(a)
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A Shares	7,700	211,057	(b)
Advance Auto Parts Inc.	900	153,477	(b)
Best Buy Co. Inc.	2,602	184,898	(b)
Designer Brands Inc.	7,187	159,695	(b)
Home Depot Inc.	1,341	257,325	(b)
PC Depot Corp.	14,100	56,492	(a)
Urban Outfitters Inc.	6,535	193,698	*(b)
Zumiez Inc.	7,542	187,720	*(b)
Total Specialty Retail		1,404,362
Textiles, Apparel & Luxury Goods — 1.9%
Burberry Group PLC	10,231	261,306	(a)
Deckers Outdoor Corp.	1,899	279,134	*(b)
Under Armour Inc., Class A Shares	10,000	211,400	*(b)
Total Textiles, Apparel & Luxury Goods		751,840
Total Consumer Discretionary		5,407,622
Consumer Staples — 5.4%
Beverages — 1.0%
Boston Beer Co. Inc., Class A Shares	570	167,996	*(b)
Kirin Holdings Co. Ltd.	9,000	215,462	(a)
Total Beverages		383,458
Food & Staples Retailing — 1.6%
Colruyt SA	1,700	125,709	(a)
J Sainsbury PLC	52,100	160,136	(a)
Koninklijke Ahold Delhaize NV	8,911	237,265	(a)
Sundrug Co. Ltd.	4,300	118,786	(a)
Total Food & Staples Retailing		641,896
Food Products — 1.1%
Archer-Daniels-Midland Co.	5,100	219,963	(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Food Products — continued
Salmar ASA	4,800	$230,332	(a)
Total Food Products		450,295
Personal Products — 1.2%
Herbalife Nutrition Ltd.	3,400	180,166	*(b)
Medifast Inc.	1,200	153,060	(b)
USANA Health Sciences Inc.	1,400	117,418	*(b)
Total Personal Products		450,644
Tobacco — 0.5%
Imperial Brands PLC	5,300	181,603	(a)
Total Consumer Staples		2,107,896
Energy — 6.0%
Energy Equipment & Services — 1.4%
Petrofac Ltd.	20,000	127,527	(a)
Precision Drilling Corp.	72,300	171,505	*
SBM Offshore NV	12,404	235,821	(a)
Total Energy Equipment & Services		534,853
Oil, Gas & Consumable Fuels — 4.6%
Canadian Natural Resources Ltd.	4,550	124,922
Crescent Point Energy Corp.	78,200	253,381
DNO ASA	80,000	177,809	(a)
Eni SpA	14,590	257,741	(a)
Husky Energy Inc.	13,000	128,896
Imperial Oil Ltd.	9,360	255,512
Repsol SA	14,297	244,681	(a)
Saras SpA	85,000	157,523	(a)
Valero Energy Corp.	2,623	222,509	(b)
Total Oil, Gas & Consumable Fuels		1,822,974
Total Energy		2,357,827
Financials — 10.4%
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA	34,000	194,429	(a)
Bankinter SA	22,000	167,608	(a)
BPER Banca	30,000	122,881	(a)
CaixaBank SA	42,000	131,285	(a)
Fifth Third Bancorp	8,900	224,458	(b)
ING Groep NV	11,000	133,335	(a)
Lloyds Banking Group PLC	300,000	243,354	(a)
Total Banks		1,217,350

See Notes to Financial Statements.

6	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Capital Markets — 1.0%
CI Financial Corp.	9,000	$122,842
IG Group Holdings PLC	26,800	181,555	(a)
IGM Financial Inc.	4,000	102,907
Total Capital Markets		407,304
Consumer Finance — 0.6%
Ally Financial Inc.	8,000	219,920	(b)
Diversified Financial Services — 0.5%
ORIX Corp.	12,200	175,616	(a)
Insurance — 5.2%
Aegon NV	47,683	229,567	(a)
Allianz SE, Registered Shares	900	200,177	(a)
ASR Nederland NV	5,240	218,339	(a)
Aviva PLC	45,605	245,752	(a)
AXA SA	9,784	246,543	(a)
CNO Financial Group Inc.	9,489	153,532	(b)
Hartford Financial Services Group Inc.	3,000	149,160	(b)
Manulife Financial Corp.	14,000	236,764
Power Financial Corp.	9,000	210,259
Prudential PLC	8,400	168,365	(a)
Total Insurance		2,058,458
Total Financials		4,078,648
Health Care — 6.1%
Health Care Equipment & Supplies — 0.5%
Masimo Corp.	1,300	179,764	*(b)
Health Care Providers & Services — 2.2%
Amedisys Inc.	2,050	252,683	*(b)
Chemed Corp.	500	160,035	(b)
Cardinal Health Inc.	3,800	182,970	(b)
McKesson Corp.	1,400	163,884	(b)
Medipal Holdings Corp.	5,000	118,918	(a)
Total Health Care Providers & Services		878,490
Health Care Technology — 0.5%
Veeva Systems Inc., Class A Shares	1,573	199,551	*(b)
Life Sciences Tools & Services — 0.4%
Evotec SE	5,600	148,831	*(a)
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	4,000	190,840	(b)
Hikma Pharmaceuticals PLC	11,126	259,756	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Pharmaceuticals — continued
Ono Pharmaceutical Co. Ltd.	7,700	$151,411	(a)
Shionogi & Co. Ltd.	2,800	173,614	(a)
Taro Pharmaceutical Industries Ltd.	1,900	205,371	(b)
Total Pharmaceuticals		980,992
Total Health Care		2,387,628
Industrials — 16.2%
Aerospace & Defense — 0.3%
Dassault Aviation SA	90	132,789	(a)
Airlines — 2.2%
Air Canada	10,700	257,902	*
Delta Air Lines Inc.	4,000	206,600	(b)
International Consolidated Airlines Group SA	30,523	203,998	(a)
WestJet Airlines Ltd.	12,500	181,745
Total Airlines		850,245
Construction & Engineering — 2.5%
ACS Actividades de Construccion y Servicios SA	6,031	265,126	(a)
Hazama Ando Corp.	31,000	208,557	(a)
Kajima Corp.	7,800	115,315	(a)
Sumitomo Mitsui Construction Co. Ltd.	26,000	181,307	(a)
Tokyu Construction Co. Ltd.	26,500	199,597	(a)
Total Construction & Engineering		969,902
Electrical Equipment — 1.3%
Fuji Electric Co. Ltd.	4,800	136,876	(a)
Nippon Carbon Co. Ltd.	2,800	125,122	(a)
Signify NV	9,365	250,743	(a)
Total Electrical Equipment		512,741
Machinery — 4.4%
CNH Industrial NV	22,600	230,471	(a)
Cummins Inc.	1,730	273,115	(b)
DMG Mori Co. Ltd.	14,600	181,692	(a)
Hino Motors Ltd.	17,000	143,592	(a)
Japan Steel Works Ltd.	7,800	144,165	(a)
Meidensha Corp.	9,000	123,858	(a)
Mitsubishi Heavy Industries Ltd.	5,800	241,239	(a)
Mitsui E&S Holdings Co. Ltd.	12,400	117,441	*(a)
Outotec oyj	33,500	147,087	*(a)
Takeuchi Manufacturing Co. Ltd.	6,800	120,314	(a)
Total Machinery		1,722,974

See Notes to Financial Statements.

8	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Marine — 0.3%
A.P. Moller - Maersk A/S, Class B Shares	105	$133,338	(a)
Professional Services — 2.2%
en-japan Inc.	3,300	96,756	(a)
Insperity Inc.	2,000	247,320	(b)
Meitec Corp	4,400	200,649	(a)
Persol Holdings Co. Ltd.	6,000	97,804	(a)
Robert Half International Inc.	3,300	215,028	(b)
Total Professional Services		857,557
Road & Rail — 0.4%
TFI International Inc.	5,200	153,585
Trading Companies & Distributors — 2.3%
Ashtead Group PLC	9,191	222,041	(a)
Howden Joinery Group PLC	24,207	153,360	(a)
Marubeni Corp.	33,600	233,403	(a)
Mitsubishi Corp.	5,000	139,324	(a)
Sojitz Corp.	44,000	155,463	(a)
Total Trading Companies & Distributors		903,591
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	5,500	127,559	(a)
Total Industrials		6,364,281
Information Technology — 11.4%
Communications Equipment — 1.7%
Cisco Systems Inc.	4,400	237,556	(b)
F5 Networks Inc.	1,006	157,872	*(b)
Telefonaktiebolaget LM Ericsson, Class B Shares	28,010	256,984	(a)
Total Communications Equipment		652,412
Electronic Equipment, Instruments & Components — 2.2%
Avnet Inc.	3,200	138,784	(b)
CDW Corp.	1,874	180,597	(b)
Fabrinet	2,200	115,192	*(b)
Hitachi Ltd.	6,800	220,934	(a)
Japan Aviation Electronics Industry Ltd.	6,800	94,980	(a)
Nippon Electric Glass Co. Ltd.	4,400	117,162	(a)
Total Electronic Equipment, Instruments & Components		867,649
IT Services — 0.7%
Akamai Technologies Inc.	4,000	286,840	*(b)
Semiconductors & Semiconductor Equipment — 3.3%
Advantest Corp.	6,600	154,186	(a)
Applied Materials Inc.	4,393	174,226	(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
ASML Holding NV	1,364	$256,328	(a)
Dialog Semiconductor PLC	5,908	180,234	*(a)
KLA-Tencor Corp.	2,790	333,154	(b)
NXP Semiconductors NV	2,400	212,136	(b)
Total Semiconductors & Semiconductor Equipment		1,310,264
Software — 2.5%
Check Point Software Technologies Ltd.	2,129	269,297	*(b)
Citrix Systems Inc.	2,300	229,218	(b)
Fortinet Inc.	3,000	251,910	*(b)
Progress Software Corp.	5,607	248,783	(b)
Total Software		999,208
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	13,900	257,893	(a)
Wacom Co. Ltd.	27,000	114,346	(a)
Total Technology Hardware, Storage & Peripherals		372,239
Total Information Technology		4,488,612
Materials — 11.0%
Chemicals — 4.6%
CF Industries Holdings Inc.	3,500	143,080	(b)
Covestro AG	3,855	212,070	(a)
Eastman Chemical Co.	2,500	189,700	(b)
Incitec Pivot Ltd.	65,000	144,504	(a)
Lintec Corp.	5,300	114,766	(a)
Methanex Corp.	4,100	232,866
Mitsubishi Gas Chemical Co. Inc.	6,500	93,041	(a)
Tokuyama Corp.	6,000	142,185	(a)
Ube Industries Ltd.	8,000	165,011	(a)
Westlake Chemical Corp.	2,800	190,008	(b)
Zeon Corp.	17,600	178,764	(a)
Total Chemicals		1,805,995
Construction Materials — 0.3%
HeidelbergCement AG	1,900	136,589	(a)
Metals & Mining — 4.5%
BHP Group PLC	6,000	144,961	(a)
Centerra Gold Inc.	28,000	146,878	*
Detour Gold Corp.	12,900	121,051	*
Eramet	2,283	127,300	(a)
Glencore PLC	41,368	172,053	(a)
Hudbay Minerals Inc.	48,000	343,024

See Notes to Financial Statements.

10	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Metals & Mining — continued
JFE Holdings Inc.	11,000	$187,052	(a)
Mitsubishi Materials Corp.	4,400	116,413	(a)
Sandfire Resources NL	42,500	209,517	(a)
SSAB AB	51,366	185,630	(a)
Total Metals & Mining		1,753,879
Paper & Forest Products — 1.6%
Canfor Corp.	10,800	110,719	*
Interfor Corp.	20,800	244,056	*
Norbord Inc.	4,500	123,987
Verso Corp., Class A Shares	7,000	149,940	*(b)
Total Paper & Forest Products		628,702
Total Materials		4,325,165
Real Estate — 4.8%
Equity Real Estate Investment Trusts (REITs) — 2.8%
Artis Real Estate Investment Trust	18,000	149,646
CoreCivic Inc.	7,400	143,930	(b)
Granite Real Estate Investment Trust	4,200	200,674
Great Portland Estates PLC	25,000	243,239	(a)
Scentre Group	55,000	160,883	(a)
Senior Housing Properties Trust	10,000	117,800	(b)
Shopping Centres Australasia Property Group	56,000	105,040	(a)
Total Equity Real Estate Investment Trusts (REITs)		1,121,212
Real Estate Management & Development — 2.0%
Aroundtown SA	14,000	115,457	(a)
Kenedix Inc.	20,000	100,258	(a)
Lendlease Group	18,000	158,574	(a)
Shinoken Group Co. Ltd.	29,300	198,857	(a)
TAG Immobilien AG	8,000	197,489	(a)
Total Real Estate Management & Development		770,635
Total Real Estate		1,891,847
Utilities — 2.8%
Electric Utilities — 0.9%
Hokkaido Electric Power Co. Inc.	19,000	109,245	(a)
Tohoku Electric Power Co. Inc.	18,900	241,277	(a)
Total Electric Utilities		350,522
Gas Utilities — 0.4%
Naturgy Energy Group SA	5,900	165,065	(a)
Independent Power and Renewable Electricity Producers — 1.1%
Atlantica Yield PLC	9,000	175,140	(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security		Shares	Value
Independent Power and Renewable Electricity Producers — continued
Drax Group PLC		51,814	$255,516	(a)
Total Independent Power and Renewable Electricity Producers			430,656
Multi-Utilities — 0.4%
A2A SpA		75,000	137,004	(a)
Total Utilities			1,083,247
Total Investments before Short-Term Investments (Cost — $36,460,228)			36,551,513

	Rate
Short-Term Investments — 5.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,328,941)	2.371%	2,328,941	2,328,941
Total Investments — 98.9% (Cost — $38,789,169)			38,880,454
Other Assets in Excess of Liabilities — 1.1%			434,248
Total Net Assets — 100.0%			$39,314,702

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

Summary of Investments by Country**
United States	27.2%
Japan	20.7
United Kingdom	12.7
Canada	10.5
Netherlands	4.6
Spain	3.5
Germany	2.9
Australia	2.4
France	1.9
Sweden	1.8
Italy	1.7
Norway	1.0
Israel	0.7
Jordan	0.7
Switzerland	0.4
Finland	0.4
Denmark	0.3
Belgium	0.3
Thailand	0.3
Short-Term Investments	6.0
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2019 and are subject to change.

See Notes to Financial Statements.

12	QS Global Market Neutral Fund 2019 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Securities Sold Short‡ — (93.1)%
Common Stocks — (93.1)%
Communication Services — (5.4)%
Diversified Telecommunication Services — (2.0)%
BT Group PLC	(67,900)	$(197,479	) (a)
Cellnex Telecom SA	(9,921)	(291,200	) (a)
Iliad SA	(1,171)	(117,829	) (a)
Masmovil Ibercom SA	(4,000)	(84,596	) *(a)
TPG Telecom Ltd.	(26,000)	(128,733	) (a)
Total Diversified Telecommunication Services		(819,837)
Entertainment — (0.5)%
Nexon Co. Ltd.	(11,300)	(177,576	) *(a)
Interactive Media & Services — (0.4)%
LINE Corp.	(4,600)	(161,761	) *(a)
Media — (2.1)%
Axel Springer SE	(3,599)	(185,746	) (a)
Charter Communications Inc., Class A Shares	(500)	(173,455	) *
Cogeco Communications Inc.	(1,800)	(114,949)
Fuji Media Holdings Inc.	(9,500)	(131,276	) (a)
Interpublic Group of Cos. Inc.	(5,800)	(121,858)
News Corp., Class A Shares	(9,000)	(111,960)
Total Media		(839,244)
Wireless Telecommunication Services — (0.4)%
Tele2 AB, Class B Shares	(10,500)	(139,676	) (a)
Total Communication Services		(2,138,094)
Consumer Discretionary — (13.3)%
Auto Components — (0.8)%
Toyota Industries Corp.	(3,000)	(150,855	) (a)
Valeo SA	(4,800)	(139,747	) (a)
Total Auto Components		(290,602)
Automobiles — (0.5)%
Daimler AG	(3,153)	(184,772	) (a)
Distributors — (0.4)%
Pool Corp.	(900)	(148,473)
Diversified Consumer Services — (0.3)%
Service Corp. International	(3,000)	(120,450)
Hotels, Restaurants & Leisure — (4.6)%
Choice Hotels International Inc.	(1,600)	(124,384)
Eldorado Resorts Inc.	(3,100)	(144,739	) *

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Elior Group SA	(6,694)	$(89,645	) (a)
GVC Holdings PLC	(18,697)	(136,263	) (a)
International Game Technology PLC	(12,000)	(155,880)
Oriental Land Co. Ltd.	(2,100)	(238,778	) (a)
SSP Group PLC	(11,500)	(103,735	) (a)
Tabcorp Holdings Ltd.	(60,356)	(198,298	) (a)
TUI AG	(9,200)	(88,455	) (a)
Whitbread PLC	(3,919)	(259,761	) (a)
Wingstop Inc.	(1,800)	(136,854)
Zensho Holdings Co. Ltd.	(7,000)	(162,159	) (a)
Total Hotels, Restaurants & Leisure		(1,838,951)
Household Durables — (0.9)%
Husqvarna AB	(26,565)	(217,085	) (a)
Roku Inc.	(1,700)	(109,667	) *
Total Household Durables		(326,752)
Internet & Direct Marketing Retail — (2.9)%
ASOS PLC	(4,654)	(194,087	) *(a)
Delivery Hero SE	(3,600)	(130,081	) *(a)
Farfetch Ltd., Class A Shares	(3,600)	(96,876	) *
GrubHub Inc.	(1,800)	(125,046	) *
Ocado Group PLC	(14,800)	(264,360	) *(a)
Rakuten Inc.	(25,900)	(245,972	) (a)
Zalando SE	(3,410)	(132,945	) *(a)
Total Internet & Direct Marketing Retail		(1,189,367)
Leisure Products — (1.1)%
Hasbro Inc.	(1,500)	(127,530)
Shimano Inc.	(800)	(130,444	) (a)
Yamaha Corp.	(4,000)	(200,600	) (a)
Total Leisure Products		(458,574)
Specialty Retail — (1.0)%
Fast Retailing Co. Ltd.	(300)	(141,229	) (a)
National Vision Holdings Inc.	(2,500)	(78,575	) *
Nitori Holdings Co. Ltd.	(1,300)	(168,223	) (a)
Total Specialty Retail		(388,027)
Textiles, Apparel & Luxury Goods — (0.8)%
Cie Financiere Richemont SA, Registered Shares	(1,800)	(131,310	) (a)
EssilorLuxottica SA	(1,673)	(182,847	) (a)
Total Textiles, Apparel & Luxury Goods		(314,157)
Total Consumer Discretionary		(5,260,125)

See Notes to Financial Statements.

14	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Consumer Staples — (5.7)%
Beverages — (1.3)%
Diageo PLC, ADR	(900)	$(147,249)
Keurig Dr Pepper Inc.	(5,700)	(159,429)
Pernod Ricard SA	(1,100)	(197,571	) (a)
Total Beverages		(504,249)
Food & Staples Retailing — (0.8)%
FamilyMart UNY Holdings Co. Ltd., Class L Shares	(6,000)	(152,973	) (a)
Metro Inc.	(3,800)	(139,903)
Total Food & Staples Retailing		(292,876)
Food Products — (2.0)%
Hormel Foods Corp.	(3,500)	(156,660)
Kerry Group PLC, Class A Shares	(1,500)	(167,483	) (a)
Kraft Heinz Co.	(3,000)	(97,950)
Premium Brands Holdings Corp.	(2,000)	(115,239)
Saputo Inc.	(6,800)	(231,781)
Total Food Products		(769,113)
Household Products — (0.9)%
Henkel AG & Co. KGaA	(1,831)	(173,994	) (a)
Reckitt Benckiser Group PLC	(2,200)	(183,321	) (a)
Total Household Products		(357,315)
Personal Products — (0.7)%
Coty Inc., Class A Shares	(15,025)	(172,788)
Ontex Group NV	(4,745)	(106,823	) (a)
Total Personal Products		(279,611)
Total Consumer Staples		(2,203,164)
Energy — (5.5)%
Energy Equipment & Services — (0.7)%
Cactus Inc., Class A Shares	(3,400)	(121,040	) *
Core Laboratories NV	(1,358)	(93,607)
ShawCor Ltd.	(6,000)	(89,842)
Total Energy Equipment & Services		(304,489)
Oil, Gas & Consumable Fuels — (4.8)%
Cairn Energy PLC	(74,306)	(156,634	) *(a)
Enterprise Products Partners LP	(4,000)	(116,400)
Idemitsu Kosan Co. Ltd.	(3,200)	(106,886	) (a)
Inter Pipeline Ltd.	(7,500)	(124,088)
Magnolia Oil & Gas Corp.	(12,600)	(151,200	) *
Matador Resources Co.	(6,675)	(129,028	) *

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Oil Search Ltd.	(26,004)	$(144,428	) (a)
ONEOK Inc.	(1,800)	(125,712)
Parkland Fuel Corp.	(2,700)	(82,494)
Pembina Pipeline Corp.	(5,705)	(209,570)
Ship Finance International Ltd.	(8,000)	(98,720)
TransCanada Corp.	(4,700)	(211,093)
Western Midstream Partners LP	(3,000)	(94,080)
Williams Cos. Inc.	(5,600)	(160,832)
Total Oil, Gas & Consumable Fuels		(1,911,165)
Total Energy		(2,215,654)
Financials — (10.7)%
Banks — (2.7)%
Bank of Kyoto Ltd.	(2,800)	(117,477	) (a)
Commonwealth Bank of Australia	(2,400)	(120,856	) (a)
First Financial Bankshares Inc.	(2,000)	(115,560)
First Republic Bank	(1,200)	(120,552)
HSBC Holdings PLC	(19,000)	(154,738	) (a)
Metro Bank PLC	(4,346)	(43,063	) *(a)
Prosperity Bancshares Inc.	(1,400)	(96,684)
Standard Chartered PLC	(24,102)	(186,318	) (a)
United Bankshares Inc.	(3,300)	(119,592)
Total Banks		(1,074,840)
Capital Markets — (3.7)%
ASX Ltd.	(2,400)	(119,380	) (a)
Brookfield Asset Management Inc., Class A Shares	(2,700)	(125,955)
Brookfield Asset Management Inc., Class A Shares	(4,000)	(186,358)
CME Group Inc.	(1,150)	(189,267)
Deutsche Bank AG	(22,765)	(185,387	) (a)
Hargreaves Lansdown PLC	(5,500)	(133,887	) (a)
Japan Exchange Group Inc.	(6,000)	(106,795	) (a)
London Stock Exchange Group PLC	(3,000)	(185,740	) (a)
MarketAxess Holdings Inc.	(792)	(194,895)
Total Capital Markets		(1,427,664)
Consumer Finance — (0.2)%
World Acceptance Corp.	(800)	(93,704	) *
Diversified Financial Services — (0.9)%
Challenger Ltd.	(16,153)	(95,471	) (a)
GRENKE AG	(1,600)	(155,552	) (a)

See Notes to Financial Statements.

16	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Diversified Financial Services — continued
Industrivarden AB, Class C Shares	(5,700)	$(119,464	) (a)
Total Diversified Financial Services		(370,487)
Insurance — (2.9)%
Arthur J Gallagher & Co.	(1,300)	(101,530)
Brown & Brown Inc.	(5,000)	(147,550)
Cincinnati Financial Corp.	(1,600)	(137,440)
Intact Financial Corp.	(1,900)	(160,775)
Jardine Lloyd Thompson Group PLC	(8,639)	(215,373	) (a)
Phoenix Group Holdings PLC	(11,000)	(97,192	) (a)
Tryg A/S	(4,300)	(118,023	) (a)
WR Berkley Corp.	(1,800)	(152,496)
Total Insurance		(1,130,379)
Thrifts & Mortgage Finance — (0.3)%
LendingTree Inc.	(340)	(119,530	) *
Total Financials		(4,216,604)
Health Care — (6.3)%
Biotechnology — (0.4)%
Grifols SA, ADR	(7,400)	(148,814)
Health Care Equipment & Supplies — (2.4)%
Abbott Laboratories	(3,000)	(239,820)
Ambu A/S, Class B Shares	(6,800)	(180,061	) (a)
Asahi Intecc Co. Ltd.	(3,200)	(150,648	) (a)
Becton Dickinson and Co.	(750)	(187,298)
Teleflex Inc.	(550)	(166,188)
Total Health Care Equipment & Supplies		(924,015)
Health Care Providers & Services — (1.4)%
Fresenius Medical Care AG & Co. KGaA	(2,200)	(176,961	) (a)
Fresenius SE & Co. KGaA	(3,332)	(185,600	) (a)
Sonic Healthcare Ltd.	(8,000)	(139,709	) (a)
Total Health Care Providers & Services		(502,270)
Life Sciences Tools & Services — (0.4)%
PerkinElmer Inc.	(1,650)	(158,994)
Pharmaceuticals — (1.7)%
Aerie Pharmaceuticals Inc.	(2,152)	(102,220	) *
AstraZeneca PLC, ADR	(4,800)	(194,064)
Bayer AG, Registered Shares	(2,100)	(135,720	) (a)
Cymabay Therapeutics Inc.	(8,000)	(106,240	) *

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Pharmaceuticals — continued
MyoKardia Inc.	(2,000)	$(103,980	) *
Total Pharmaceuticals		(642,224)
Total Health Care		(2,376,317)
Industrials — (16.1)%
Aerospace & Defense — (1.7)%
BWX Technologies Inc.	(4,300)	(213,194)
Rolls-Royce Holdings PLC	(12,000)	(141,738	) (a)
Saab AB, Class B Shares	(4,649)	(149,045	) (a)
TransDigm Group Inc.	(360)	(163,436	) *
Total Aerospace & Defense		(667,413)
Air Freight & Logistics — (0.7)%
Bollore SA	(47,535)	(215,198	) (a)
Cargojet Inc.	(1,600)	(95,987)
Total Air Freight & Logistics		(311,185)
Building Products — (0.4)%
TOTO Ltd.	(3,300)	(140,336	) (a)
Commercial Services & Supplies — (1.3)%
Elis SA	(12,114)	(195,315	) (a)
HomeServe PLC	(11,000)	(147,218	) (a)
Waste Connections Inc.	(1,800)	(159,439)
Total Commercial Services & Supplies		(501,972)
Electrical Equipment — (0.9)%
Melrose Industries PLC	(65,241)	(155,905	) (a)
Nidec Corp.	(1,600)	(204,246	) (a)
Total Electrical Equipment		(360,151)
Machinery — (4.0)%
ANDRITZ AG	(2,100)	(90,164	) (a)
Daifuku Co. Ltd.	(2,500)	(130,808	) (a)
FANUC Corp.	(1,100)	(188,268	) (a)
Kone oyj, Class B Shares	(3,937)	(198,752	) (a)
Makita Corp.	(4,800)	(167,476	) (a)
MISUMI Group Inc.	(9,700)	(242,462	) (a)
SMC Corp.	(470)	(177,408	) (a)
Weir Group PLC	(11,518)	(234,825	) (a)
Xylem Inc.	(1,800)	(142,272)
Total Machinery		(1,572,435)
Professional Services — (1.2)%
Capita PLC	(120,000)	(194,602	) *(a)

See Notes to Financial Statements.

18	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Professional Services — continued
Equifax Inc.	(1,200)	$(142,200)
Stantec Inc.	(5,800)	(137,063)
Total Professional Services		(473,865)
Road & Rail — (2.8)%
Keio Corp.	(3,700)	(239,435	) (a)
Kintetsu Group Holdings Co. Ltd., Class L Shares	(3,500)	(163,260	) (a)
Kyushu Railway Co.	(4,000)	(131,592	) (a)
Nankai Electric Railway Co. Ltd.	(6,600)	(182,314	) (a)
Odakyu Electric Railway Co. Ltd.	(7,500)	(182,123	) (a)
Tokyu Corp.	(10,500)	(183,714	) (a)
Total Road & Rail		(1,082,438)
Trading Companies & Distributors — (0.9)%
SiteOne Landscape Supply Inc.	(1,732)	(98,984	) *
Trusco Nakayama Corp.	(8,400)	(233,202	) (a)
Total Trading Companies & Distributors		(332,186)
Transportation Infrastructure — (2.2)%
Aeroports de Paris	(850)	(164,453	) (a)
Auckland International Airport Ltd.	(43,319)	(240,423	) (a)
Japan Airport Terminal Co. Ltd.	(5,500)	(233,297	) (a)
Transurban Group	(26,095)	(244,804	) (a)
Total Transportation Infrastructure		(882,977)
Total Industrials		(6,324,958)
Information Technology — (11.4)%
Communications Equipment — (0.7)%
ViaSat Inc.	(3,474)	(269,235	) *
Electronic Equipment, Instruments & Components — (2.3)%
Hexagon AB	(2,600)	(135,792	) (a)
Keyence Corp.	(350)	(218,668	) (a)
Murata Manufacturing Co. Ltd.	(3,600)	(179,999	) (a)
Rogers Corp.	(800)	(127,104	) *
Spectris PLC	(4,100)	(134,325	) (a)
Sumida Corp.	(9,400)	(133,053	) (a)
Total Electronic Equipment, Instruments & Components		(928,941)
IT Services — (4.2)%
Altran Technologies SA	(22,042)	(242,739	) (a)
GTT Communications Inc.	(5,334)	(185,090	) *
InterXion Holding NV	(4,442)	(296,415	) *
NEXTDC Ltd.	(40,891)	(183,637	) *(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
IT Services — continued
Obic Co. Ltd.	(1,300)	$(131,588	) (a)
Shopify Inc., Class A Shares	(800)	(165,142	) *
Worldline SA	(2,100)	(124,691	) *(a)
Worldpay Inc., Class A Shares	(2,700)	(306,450	) *
Total IT Services		(1,635,752)
Semiconductors & Semiconductor Equipment — (1.8)%
ams AG	(5,169)	(139,767	) (a)
Cree Inc.	(2,300)	(131,606	) *
Marvell Technology Group Ltd.	(9,500)	(188,955)
Mitsui High-Tec Inc.	(10,700)	(97,899	) (a)
u-blox Holding AG	(768)	(58,401	) (a)
Ultra Clean Holdings Inc.	(10,000)	(103,500	) *
Total Semiconductors & Semiconductor Equipment		(720,128)
Software — (2.4)%
2U Inc.	(2,185)	(154,807	) *
AVEVA Group PLC	(5,800)	(244,331	) (a)
Mimecast Ltd.	(2,700)	(127,845	) *
SAP SE	(2,000)	(231,089	) (a)
Workday Inc., Class A Shares	(1,058)	(204,035	) *
Total Software		(962,107)
Total Information Technology		(4,516,163)
Materials — (10.8)%
Chemicals — (6.8)%
Chr Hansen Holding A/S	(1,100)	(111,781	) (a)
Croda International PLC	(3,152)	(207,470	) (a)
Ecolab Inc.	(950)	(167,713)
Givaudan SA	(103)	(264,178	) (a)
Ingevity Corp.	(1,400)	(147,854	) *
International Flavors & Fragrances Inc.	(1,500)	(193,185)
Lenzing AG	(1,200)	(128,674	) (a)
Nippon Paint Holdings Co. Ltd.	(5,900)	(232,444	) (a)
Nissan Chemical Corp.	(2,500)	(114,770	) (a)
Novozymes A/S	(2,200)	(101,202	) (a)
Nufarm Ltd.	(25,000)	(83,950	) (a)
Sika AG	(1,400)	(195,795	) (a)
Symrise AG	(2,911)	(262,160	) (a)
Taiyo Nippon Sanso Corp.	(15,500)	(236,560	) (a)
Umicore SA	(4,652)	(207,505	) (a)
Total Chemicals		(2,655,241)

See Notes to Financial Statements.

20	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Construction Materials — (1.1)%
CRH PLC, ADR	(6,200)	$(192,200)
James Hardie Industries PLC	(9,000)	(116,119	) (a)
Summit Materials Inc., Class A Shares	(7,004)	(111,153	) *
Total Construction Materials		(419,472)
Containers & Packaging — (1.0)%
Amcor Ltd.	(12,000)	(131,276	) (a)
Crown Holdings Inc.	(2,200)	(120,054	) *
FP Corp.	(2,800)	(165,648	) (a)
Total Containers & Packaging		(416,978)
Metals & Mining — (1.9)%
Agnico Eagle Mines Ltd.	(4,400)	(191,297)
Franco-Nevada Corp.	(1,700)	(127,454)
Fresnillo PLC	(18,000)	(204,400	) (a)
MAG Silver Corp.	(12,800)	(136,683	) *
SSR Mining Inc.	(8,500)	(107,431	) *
Total Metals & Mining		(767,265)
Total Materials		(4,258,956)
Real Estate — (4.8)%
Equity Real Estate Investment Trusts (REITs) — (3.7)%
American Tower Corp.	(1,150)	(226,619)
Daiwa House REIT Investment Corp.	(70)	(155,390	) (a)
Digital Realty Trust Inc.	(1,903)	(226,457)
GLP J-Reit	(130)	(139,376	) (a)
Japan Real Estate Investment Corp.	(25)	(147,377	) (a)
Nippon Building Fund Inc.	(27)	(182,796	) (a)
Nippon Prologis REIT Inc.	(82)	(174,533	) (a)
WP Carey Inc.	(2,200)	(172,326)
Total Equity Real Estate Investment Trusts (REITs)		(1,424,874)
Real Estate Management & Development — (1.1)%
Capital & Counties Properties PLC	(40,000)	(125,594	) (a)
Mitsui Fudosan Co. Ltd.	(7,400)	(186,446	) (a)
Sumitomo Realty & Development Co. Ltd.	(3,300)	(136,932	) (a)
Total Real Estate Management & Development		(448,972)
Total Real Estate		(1,873,846)
Utilities — (3.1)%
Electric Utilities — (1.4)%
Chugoku Electric Power Co. Inc.	(9,000)	(112,311	) (a)
Fortis Inc.	(3,500)	(129,356)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS Global Market Neutral Fund

Security	Shares	Value
Electric Utilities — continued
Nextera Energy Inc.	(950)	$(183,654)
SSE PLC	(8,000)	(123,960	) (a)
Total Electric Utilities		(549,281)
Independent Power and Renewable Electricity Producers — (0.3)%
Ormat Technologies Inc.	(2,200)	(121,330)
Multi-Utilities — (0.3)%
Innogy SE	(2,600)	(120,224	) (a)
Water Utilities — (1.1)%
American Water Works Co. Inc.	(1,600)	(166,816)
California Water Service Group	(4,806)	(260,870)
Total Water Utilities		(427,686)
Total Utilities		(1,218,521)
Total Securities Sold Short (Proceeds — $(36,252,854))		$(36,602,402)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

Summary of Securities Sold Short by Country±
United States	29.3%
Japan	22.1
United Kingdom	12.7
Canada	7.9
Germany	6.4
France	4.6
Australia	4.3
Sweden	2.1
Switzerland	1.8
Spain	1.4
Denmark	1.4
Ireland	1.3
Austria	1.0
Belgium	0.9
Netherlands	0.8
New Zealand	0.6
Mexico	0.6

See Notes to Financial Statements.

22	QS Global Market Neutral Fund 2019 Semi-Annual Report

QS Global Market Neutral Fund

Summary of Securities Sold Short by Country± (cont’d)
Finland	0.5%
Norway	0.3
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2019 and are subject to change.

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,710,446	GBP	3,555,000	Bank of New York	4/23/19	$74,567
USD	7,393,941	JPY	821,540,000	Bank of New York	4/23/19	(34,754)
USD	3,627,306	CAD	4,843,000	Citibank N.A.	4/23/19	1,016
USD	5,440,290	EUR	4,790,000	Northern Trust Co.	4/23/19	56,071
Total						$96,900

Abbreviations used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

March 31, 2019

Assets:
Investments, at value (Cost — $38,789,169)	$38,880,454
Foreign currency, at value (Cost — $36,074)	36,040
Foreign cash collateral held at broker for securities sold short, at value (Cost — $24,633,364)	24,735,578
Deposits with brokers for securities sold short	12,141,024
Receivable from broker for collateral for securities sold short	276,516
Interest and dividends receivable	169,283
Unrealized appreciation on forward foreign currency contracts	131,654
Receivable for Fund shares sold	45,864
Receivable for securities sold	9,326
Prepaid expenses	31,770
Total Assets	76,457,509

Liabilities:
Investments sold short, at value (proceeds received $36,252,854)	36,602,402
Payable for securities purchased	276,516
Dividends payable on securities sold short	127,088
Unrealized depreciation on forward foreign currency contracts	34,754
Investment management fee payable	17,429
Trustees’ fees payable	691
Service and/or distribution fees payable	66
Accrued expenses	83,861
Total Liabilities	37,142,807
Total Net Assets	$39,314,702

Net Assets:
Par value (Note 7)	$40
Paid-in capital in excess of par value	41,086,013
Total distributable earnings (loss)	(1,771,351)
Total Net Assets	$39,314,702

See Notes to Financial Statements.

24	QS Global Market Neutral Fund 2019 Semi-Annual Report

Net Assets:
Class A	$105,688
Class C	$49,645
Class I	$5,056,167
Class IS	$34,103,202

Shares Outstanding:
Class A	10,684
Class C	5,057
Class I	510,568
Class IS	3,438,160

Net Asset Value:
Class A (and redemption price)	$9.89
Class C*	$9.82
Class I (and redemption price)	$9.90
Class IS (and redemption price)	$9.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended March 31, 2019

Investment Income:
Dividends	$387,032
Interest	103,320
Less: Foreign taxes withheld	(27,457)
Total Investment Income	462,895

Expenses:
Dividend expense on securities sold short	440,128
Investment management fee (Note 2)	189,914
Registration fees	41,265
Fund accounting fees	32,937
Audit and tax fees	25,933
Legal fees	13,381
Shareholder reports	7,028
Custody fees	5,354
Fees recaptured by investment manager (Note 2)	3,516
Trustees’ fees	3,107
Transfer agent fees (Note 5)	762
Insurance	699
Service and/or distribution fees (Notes 2 and 5)	399
Interest expense	171
Miscellaneous expenses	2,071
Total Expenses	766,665
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(103,532)
Net Expenses	663,133
Net Investment Loss	(200,238)

Realized and Unrealized Gain (Loss) on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(317,855)
Securities sold short	2,693,834
Forward foreign currency contracts	424,128
Foreign currency transactions	(498,525)
Net Realized Gain	2,301,582
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,870,710)
Securities sold short	(458,787)
Forward foreign currency contracts	(37,171)
Foreign currencies	265,382
Change in Net Unrealized Appreciation (Depreciation)	(3,101,286)
Net Loss on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions	(799,704)
Decrease in Net Assets From Operations	$(999,942)

See Notes to Financial Statements.

26	QS Global Market Neutral Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2019 (unaudited) and the Year Ended September 30, 2018	2019	2018

Operations:
Net investment loss	$(200,238)	$(49,164)
Net realized gain (loss)	2,301,582	(1,675,983)
Change in net unrealized appreciation (depreciation)	(3,101,286)	1,862,888
Increase (Decrease) in Net Assets From Operations	(999,942)	137,741

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(950,002)	(431,007)
Decrease in Net Assets From Distributions to Shareholders	(950,002)	(431,007)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	561,210	4,474,739
Reinvestment of distributions	947,360	430,486
Cost of shares repurchased	(3,254,718)	(2,587,607)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,746,148)	2,317,618
Increase (Decrease) in Net Assets	(3,696,092)	2,024,352

Net Assets:
Beginning of period	43,010,794	40,986,442
End of period(b)	$39,314,702	$43,010,794

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 9. For the year ended September 30, 2018, distributions from net investment income were $431,007.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 9. For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $306,098.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$10.35	$10.44	$9.62	$10.00

Income (loss) from operations:
Net investment loss	(0.07)	(0.04)	(0.12)	(0.16)
Net realized and unrealized gain (loss)	(0.22)	0.04	0.94	(0.22)
Total income (loss) from operations	(0.29)	0.00 [4]	0.82	(0.38)

Less distributions from:
Net investment income	(0.17)	(0.09)	—	—
Total distributions	(0.17)	(0.09)	—	—

Net asset value, end of period	$9.89	$10.35	$10.44	$9.62
Total return[5]	(2.67)%	(0.13)%	8.52%	(3.80)%

Net assets, end of period (000s)	$106	$140	$194	$96

Ratios to average net assets:
Gross expenses	4.18%[6,7]	3.67%[7]	6.13%	9.69%[6]
Net expenses[8,9]	3.66 [6,7]	3.20 [7]	3.38	4.09 [6]
Net investment loss	(1.42) [6]	(0.35)	(1.18)	(1.97) [6]

Portfolio turnover rate[10]	77%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[10]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

28	QS Global Market Neutral Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2019[2]	2018[3]

Net asset value, beginning of period	$10.33	$10.09

Income (loss) from operations:
Net investment loss	(0.10)	(0.01)
Net realized and unrealized gain (loss)	(0.21)	0.25
Total income (loss) from operations	(0.31)	0.24

Less distributions from:
Net investment income	(0.20)	—
Total distributions	(0.20)	—

Net asset value, end of period	$9.82	$10.33
Total return[4]	(2.90)%	2.28%

Net assets, end of period (000s)	$50	$51

Ratios to average net assets:
Gross expenses	4.85%[5,6]	4.68%[5]
Net expenses[7,8]	4.34 [5,6]	4.03 [5]
Net investment loss	(2.00) [5]	(0.54) [5]

Portfolio turnover rate[9]	77%	64%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.30%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2019 and 141% for the year ended September 30, 2018.

[10]	For the year ended September 30, 2018.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$10.42	$10.50	$9.64	$10.00

Income (loss) from operations:
Net investment loss	(0.05)	(0.01)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(0.22)	0.04	0.95	(0.25)
Total income (loss) from operations	(0.27)	0.03	0.86	(0.36)

Less distributions from:
Net investment income	(0.25)	(0.11)	—	—
Total distributions	(0.25)	(0.11)	—	—

Net asset value, end of period	$9.90	$10.42	$10.50	$9.64
Total return[4]	(2.52)%	0.18%	8.81%	(3.50)%

Net assets, end of period (000s)	$5,056	$4,807	$4,378	$1,545

Ratios to average net assets:
Gross expenses	3.96%[5,6]	3.18%[6]	5.98%[6]	9.01%[5]
Net expenses[7,8]	3.44 [5,6]	2.71 [6]	3.24 [6]	3.99 [5]
Net investment loss	(1.08) [5]	(0.12)	(0.88)	(1.36) [5]

Portfolio turnover rate[9]	77%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

30	QS Global Market Neutral Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$10.43	$10.51	$9.65	$10.00

Income (loss) from operations:
Net investment loss	(0.05)	(0.01)	(0.02)	(0.14)
Net realized and unrealized gain (loss)	(0.21)	0.04	0.88	(0.21)
Total income (loss) from operations	(0.26)	0.03	0.86	(0.35)

Less distributions from:
Net investment income	(0.25)	(0.11)	—	—
Total distributions	(0.25)	(0.11)	—	—

Net asset value, end of period	$9.92	$10.43	$10.51	$9.65
Total return[4]	(2.41)%	0.18%	8.91%	(3.50)%

Net assets, end of period (000s)	$34,103	$38,012	$36,415	$4,631

Ratios to average net assets:
Gross expenses	3.82%[5,6]	3.17%[6]	5.52%	9.40%[5]
Net expenses[7,8]	3.30 [5,6]	2.70 [6]	2.81	3.78 [5]
Net investment loss	(0.99) [5]	(0.11)	(0.17)	(1.66) [5]

Portfolio turnover rate[9]	77%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

32	QS Global Market Neutral Fund 2019 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS Global Market Neutral Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Communication services	$738,301	$1,320,439	—	$2,058,740
Consumer discretionary	2,609,717	2,797,905	—	5,407,622
Consumer staples	838,603	1,269,293	—	2,107,896
Energy	1,156,725	1,201,102	—	2,357,827
Financials	1,419,842	2,658,806	—	4,078,648
Health care	1,535,098	852,530	—	2,387,628
Industrials	1,535,295	4,828,986	—	6,364,281
Information technology	2,835,565	1,653,047	—	4,488,612
Materials	1,995,309	2,329,856	—	4,325,165
Real estate	612,050	1,279,797	—	1,891,847
Utilities	175,140	908,107	—	1,083,247
Total long-term investments	15,451,645	21,099,868	—	36,551,513
Short-term investments†	2,328,941	—	—	2,328,941
Total investments	$17,780,586	$21,099,868	—	$38,880,454
Other financial instruments:
Forward foreign currency contracts	—	$131,654	—	$131,654
Total	$17,780,586	$21,231,522	—	$39,012,108

34	QS Global Market Neutral Fund 2019 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Securities sold short†:
Common stocks:
Communication services	$522,222	$1,615,872	—	$2,138,094
Consumer discretionary	1,368,474	3,891,651	—	5,260,125
Consumer staples	1,220,999	982,165	—	2,203,164
Energy	1,807,706	407,948	—	2,215,654
Financials	2,061,888	2,154,716	—	4,216,604
Health care	1,407,618	968,699	—	2,376,317
Industrials	1,152,575	5,172,383	—	6,324,958
Information technology	2,260,184	2,255,979	—	4,516,163
Materials	1,495,024	2,763,932	—	4,258,956
Real estate	625,402	1,248,444	—	1,873,846
Utilities	862,026	356,495	—	1,218,521
Total securities sold short	14,784,118	21,818,284	—	36,602,402
Forward foreign currency contracts	—	34,754	—	34,754
Total	$14,784,118	$21,853,038	—	$36,637,156

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are

QS Global Market Neutral Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

36	QS Global Market Neutral Fund 2019 Semi-Annual Report

can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

QS Global Market Neutral Fund 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $34,754. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

38	QS Global Market Neutral Fund 2019 Semi-Annual Report

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.55%,

QS Global Market Neutral Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

2.30%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of dividend and/or interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended March 31, 2019, fees waived and/or expenses reimbursed amounted to $103,532.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2019	$4,514	—	$45,256	$219,224
Expires September 30, 2020	3,302	—	46,377	175,816
Expires September 30, 2021	1,041	$65	20,800	177,839
Expires September 30, 2022	306	129	12,408	90,689
Total fee waivers/expense reimbursements subject to recapture	$9,163	$194	$124,841	$663,568

For the six months ended March 31, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class I	Class IS
LMPFA recaptured	$55	$3	$2,351	$1,107

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

40	QS Global Market Neutral Fund 2019 Semi-Annual Report

For the six months ended March 31, 2019, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2019, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2019, Legg Mason and its affiliates owned 86% of the Fund.

3. Investments

During the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments[1]
Purchases	$29,402,878
Sales	29,259,605

[1]	Excluding securities sold short and covers on securities sold short in the amount of $28,774,544 and $29,586,653, respectively.

At March 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$38,789,169	$2,328,495	$(2,237,210)	$91,285
Forward foreign currency contracts	—	131,654	(34,754)	96,900
Securities sold short	(36,252,854)	2,555,764	(2,905,312)	(349,548)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$131,654

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$34,754

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

QS Global Market Neutral Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$424,128

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(37,171)

During the six months ended March 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$123,455
Forward foreign currency contracts (to sell)	21,606,974

†	At March 31, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$74,567	$(34,754)	$39,813	—	$39,813
Citibank N.A.	1,016	—	1,016	—	1,016
Northern Trust Co.	56,071	—	56,071	—	56,071
Total	$131,654	$(34,754)	$96,900	—	$96,900

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

42	QS Global Market Neutral Fund 2019 Semi-Annual Report

For the six months ended March 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$148	$69
Class C	251	5
Class I	—	190
Class IS	—	498
Total	$399	$762

For the six months ended March 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$306
Class C	129
Class I	12,408
Class IS	90,689
Total	$103,532

6. Distributions to shareholders by class

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Net Investment Income:
Class A	$1,910	$1,596
Class C	995	—	[1]
Class I	114,373	45,019
Class IS	832,724	384,392
Total	$950,002	$431,007

[1]	For the period July 16, 2018 (inception date) to September 30, 2018.

7. Shares of beneficial interest

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS Global Market Neutral Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares		Amount
Class A
Shares sold	13	$136	21,053		$220,160
Shares issued on reinvestment	194	1,910	155		1,596
Shares repurchased	(3,039)	(31,120)	(26,237)		(269,801)
Net decrease	(2,832)	$(29,074)	(5,029)		$(48,045)

Class C
Shares sold	—	—	4,955	[1]	$50,000	[1]
Shares issued on reinvestment	102	$995	—		—
Net increase	102	$995	4,955	[1]	$50,000	[1]

Class I
Shares sold	37,467	$375,353	40,059		$410,000
Shares issued on reinvestment	11,588	114,373	4,354		45,019
Net increase	49,055	$489,726	44,413		$455,019

Class IS
Shares sold	18,550	$185,721	362,605		$3,794,579
Shares issued on reinvestment	84,016	830,082	37,089		383,871
Shares repurchased	(309,040)	(3,223,598)	(220,912)		(2,317,806)
Net increase (decrease)	(206,474)	$(2,207,795)	178,782		$1,860,644

[1]	For the period July 16, 2018 (inception date) to September 30, 2018.

8. Deferred capital losses

As of September 30, 2018, the Fund had deferred capital losses of $3,108,038, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value

44	QS Global Market Neutral Fund 2019 Semi-Annual Report

Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

QS Global Market Neutral Fund 2019 Semi-Annual Report	45

Board approval of management and subadvisory agreements (unaudited)

At its November 2018 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the subadvisory agreement between the Manager and QS Investors, LLC (“QS”) and the subadvisory agreement between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) QS and Western Asset are each referred to herein as a “Subadviser.” (The Management and Subadvisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 10, 2018, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2018. The Board, including the Independent Trustees, at its November 2018 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and QS and available to be provided by Western Asset under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s

46	QS Global Market Neutral Fund

affairs, including the Manager’s role in coordinating the activities of the Subadvisers and the Fund’s other service providers and the services rendered by the Manager and the Subadvisers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered QS’s brokerage policies and practices, the standards applied to seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s performance for the one-year period ended June 30, 2018 placed the Class I Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the since-inception (November 30, 2015) period ended June 30, 2018 placed the Class I Shares in the third quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and QS,

QS Global Market Neutral Fund	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to QS and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which reduced the management fee owed to the Manager under the Management Agreement to zero) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2020.

The Board also reviewed information regarding the fees the Manager and QS charged any of their U.S. clients that were included in the same performance composite as the Fund, noting that there were none.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first quintile) and that actual expense ratios were lower than the Broadridge expense group median (first quintile) and lower than the expense universe median (second quintile) (first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class A and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2018 and 2017, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2016 through 2018. The Board noted that in 2016 Legg Mason had engaged an independent consultant to assess the methodologies used by Legg Mason for its profitability study and the Board received a report from the independent consultant. The Board also noted that Legg Mason detailed the changes to its methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2016 through 2018 fiscal years. Given the asset size of the Fund and the complex and the fee waivers, the Board concluded that, although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

48	QS Global Market Neutral Fund

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

QS Global Market Neutral Fund	49

QS

Global Market Neutral Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

QS Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN263159 5/19 SR19-3610

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 16, 2019